UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	COMMUNICATIONS — 8.0%
385	Alphabet, Inc. - Class A *	$433,468
8,394	Twenty-First Century Fox, Inc. - Class B	411,809
		845,277
	CONSUMER DISCRETIONARY — 17.7%
3,307	Brink's Co.	244,883
8,459	Delta Air Lines, Inc.	418,129
2,333	Snap-on, Inc.	387,255
6,305	Starbucks Corp.	429,623
7,788	TJX Cos., Inc.	387,297
		1,867,187
	CONSUMER STAPLES — 5.7%
2,423	Casey's General Stores, Inc.	311,791
10,261	Core-Mark Holding Co., Inc.	286,077
		597,868
	ENERGY — 3.5%
3,245	Chevron Corp.	372,039

	FINANCIALS — 28.0%
	Banks — 10.1%
9,398	First Interstate BancSystem, Inc. - Class A	365,770
21,630	Horizon Bancorp, Inc.	349,108
3,396	JPMorgan Chase & Co.	351,486
		1,066,364
	Diversified Financial Services —6.9%
3,422	American Express Co.	351,440
5,528	Discover Financial Services	373,085
		724,525
	Insurance — 7.3%
1,798	Berkshire Hathaway, Inc. - Class B *	369,561
2,982	Chubb Ltd.	396,755
		766,316
	Real Estate — 3.7%
3,581	Howard Hughes Corp. *	397,634

	Total Financials	2,954,839

	HEALTH CARE — 11.0%
1,423	Anthem, Inc.	431,169
3,926	Medtronic PLC	347,019
1,403	UnitedHealth Group, Inc.	379,091
		1,157,279

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 13.0%
3,161	Allison Transmission Holdings, Inc.	$153,846
5,177	TE Connectivity Ltd.	419,078
14,839	TriMas Corp. *	430,183
2,307	Union Pacific Corp.	366,974
		1,370,081
	MATERIALS — 1.5%
14,422	Element Solutions Inc *	162,103
	TECHNOLOGY — 10.7%
9,076	Avnet, Inc.	373,931
4,615	CDW Corp.	384,291
3,501	Microsoft Corp.	365,610
		1,123,832
	Total Common Stocks
	(Cost $7,915,640)	10,450,505

Principal Amount
	SHORT-TERM INVESTMENTS — 2.2%
$235,597	UMB Money Market Fiduciary, 0.25% [1]	235,597
	Total Short-Term Investments
	(Cost $235,597)	235,597
	TOTAL INVESTMENTS — 101.3%
	(Cost $8,151,237)	10,686,102
	Liabilities in Excess of Other Assets — (1.3)%	(133,643)
	TOTAL NET ASSETS — 100.0%	$10,552,459

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	BRAZIL — 10.2%
33,800	Banco do Brasil S.A.	$480,607
28,146	Cosan Ltd. - Class A	310,450
127,082	Duratex S.A.	426,487
158,200	Grendene S.A.	396,454
72,100	Iochpe Maxion S.A.	441,828
1	LOG Commercial Properties e Participacoes S.A. *	5
106,124	MRV Engenharia e Participacoes S.A.	436,461
102,973	QGEP Participacoes S.A.	340,213
		2,832,505
	CANADA — 1.7%
204,810	Gran Tierra Energy, Inc. *	481,631
	CHILE — 1.2%
31,720	Salmones Camanchaca S.A.	323,819
	CHINA — 13.8%
610,000	China Longyuan Power Group Corp. Ltd. - Class H	456,645
96,800	China Pacific Insurance Group Co., Ltd. - Class H	340,871
544,000	China Railway Signal & Communication Corp. Ltd. - Class H [1]	431,702
115,800	China Vanke Co., Ltd. - Class H	469,576
45,900	ENN Energy Holdings Ltd.	439,612
278,000	Fosun International Ltd.	417,128
958,314	Goodbaby International Holdings Ltd.	296,866
61,000	Ping An Insurance Group Co. of China Ltd. - Class H	593,865
409,132	Red Star Macalline Group Corp. Ltd. - Class H [1]	382,954
		3,829,219
	COLOMBIA — 1.2%
29,924	Bancolombia S.A.	321,310
	HONG KONG — 11.5%
182,000	China Everbright Ltd.	343,446
777,000	Far East Consortium International Ltd.	346,963
404,000	Far East Horizon Ltd.	417,015
39,545	Global Cord Blood Corp.	248,343
149,000	Haier Electronics Group Co., Ltd.*	428,048
244,000	NWS Holdings Ltd.	558,008
850,000	Sinopec Kantons Holdings Ltd.	390,110
364,798	Xinyi Glass Holdings Ltd.	444,334
		3,176,267
	INDIA — 8.0%
33,024	Cox & Kings Financial Service Ltd. *[2]	24,086

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
114,467	Cox & Kings Ltd.	$251,358
95,898	GAIL India Ltd.	448,867
34,941	Grasim Industries Ltd.	354,761
9,228	Hero MotoCorp Ltd.	339,943
234,738	India Grid Trust [1]	281,651
12,881	NIIT Technologies Ltd.	238,134
274,632	Redington India Ltd.	284,374
		2,223,174
	INDONESIA — 2.4%
646,900	Bank Mandiri Persero Tbk P.T.	346,689
168,375	United Tractors Tbk P.T.	310,535
		657,224
	MALAYSIA — 1.1%
223,800	CIMB Group Holdings Bhd	308,075
	MEXICO — 3.6%
221,000	Concentradora Fibra Danhos S.A. de C.V. - REIT	315,858
269,300	Credito Real S.A.B. de C.V. SOFOM ER	277,577
213,600	Grupo Comercial Chedraui S.A. de C.V.	413,856
		1,007,291
	PHILIPPINES — 2.8%
1,612,900	Alliance Global Group, Inc.	424,281
218,230	Metropolitan Bank & Trust Co.	352,261
		776,542
	POLAND — 1.4%
32,948	Powszechny Zaklad Ubezpieczen S.A.	395,909
	SINGAPORE — 1.6%
51,800	BOC Aviation Ltd. [1]	440,454
	SOUTH AFRICA — 3.6%
33,683	Barloworld Ltd.	308,709
57,988	Investec PLC	380,323
44,114	Massmart Holdings Ltd.	305,982
		995,014
	SOUTH KOREA — 11.4%
19,767	Cheil Worldwide, Inc.	417,473
4,633	Coway Co., Ltd.	349,155
1,899	E-MART, Inc.	328,019

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
13,927	i-SENS, Inc.	$313,625
9,612	KB Financial Group, Inc.	413,002
6,008	LG Corp.	420,088
507	Lotte Food Co., Ltd.	291,628
1,416	POSCO	349,543
1,309	Samsung SDI Co., Ltd.	264,233
		3,146,766
	SPAIN — 2.0%
54,127	Atento S.A. *	213,801
140,294	Prosegur Cash S.A. [1]	328,295
		542,096
	TAIWAN — 11.9%
272,000	Fubon Financial Holding Co., Ltd.	398,816
241,000	Lite-On Technology Corp.	359,873
45,000	MediaTek, Inc.	364,632
124,000	Sinbon Electronics Co., Ltd.	347,134
161,000	Tripod Technology Corp.	433,155
348,440	WPG Holdings Ltd.*	446,708
260,398	WT Microelectronics Co., Ltd.	348,988
1,060,000	Yuanta Financial Holding Co., Ltd.	593,078
		3,292,384
	THAILAND — 3.1%
216,625	Bangchak Corp. PCL	224,020
51,300	Bangkok Bank PCL	353,995
124,100	PTT Global Chemical PCL	271,086
		849,101
	TURKEY — 1.0%
1	Turkiye Sise ve Cam Fabrikalari A.S.	1
78,550	Ulker Biskuvi Sanayi A.S.	280,262
		280,263
	UNITED ARAB EMIRATES — 2.1%
231,038	Aramex PJSC	267,657
255,767	Emaar Properties PJSC	301,619
		569,276

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 1.8%
20,335	Mondi Ltd.	$505,658
	Total Common Stocks
	(Cost $27,237,297)	26,953,978

Principal Amount
	SHORT-TERM INVESTMENTS — 2.4%
$661,732	UMB Money Market Fiduciary, 0.25%[3]	661,732
	Total Short-Term Investments
	(Cost $661,732)	661,732
	TOTAL INVESTMENTS — 99.8%
	(Cost $27,899,029)	27,615,710
	Other Assets in Excess of Liabilities — 0.2%	68,971
	TOTAL NET ASSETS — 100.0%	$27,684,681

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,865,056, which represents 6.74% of total net assets of the Fund.
[2]	Illiquid security. The total illiquid securities represent 0.09% of Net Assets. Total value of these securities is $24,086.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	AUSTRALIA — 4.7%
165,922	Beach Energy Ltd.	$218,266
109,149	Orora Ltd.	251,518
92,481	Tassal Group Ltd.	293,611
		763,395
	DENMARK — 2.0%
11,342	ISS A/S	321,441
	FINLAND — 3.0%
24,736	Kemira OYJ	300,847
25,582	Metsa Board OYJ	186,209
		487,056
	FRANCE — 4.0%
5,789	Alstom S.A.	232,881
21,528	Altran Technologies S.A.	203,362
13,713	Elis S.A.	221,817
		658,060
	GERMANY — 12.2%
7,927	Deutsche EuroShop A.G.	246,676
3,013	Norma Group S.E.	159,353
11,442	PATRIZIA Immobilien A.G.	254,859
2,355	Rheinmetall A.G.	244,605
17,348	RIB Software S.E.	251,930
5,542	Stroeer S.E. & Co. KGaA	310,494
11,309	TAG Immobilien A.G.	285,811
6,411	Talanx A.G.	238,204
		1,991,932
	HONG KONG — 1.0%
138,890	Xinyi Glass Holdings Ltd.	169,172
	IRELAND — 3.3%
12,032	Smurfit Kappa Group PLC	346,939
26,596	UDG Healthcare PLC	202,481
		549,420
	ITALY — 1.0%
8,727	Buzzi Unicem S.p.A.	166,715
	JAPAN — 27.9%
6,600	Aeon Delight Co., Ltd.	245,073
9,485	Arcs Co., Ltd.	211,888

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
10,000	Daiseki Co., Ltd.	$235,907
6,500	Denka Co., Ltd.	209,094
6,940	DTS Corp.	245,637
3,800	Fukuda Denshi Co., Ltd.	256,639
4,072	HIS Co., Ltd.	153,980
7,568	Hogy Medical Co., Ltd.	252,704
3,860	Horiba Ltd.	190,006
10,480	Kinden Corp.	172,151
7,800	Kobe Bussan Co., Ltd.	242,254
2,860	Koito Manufacturing Co., Ltd.	172,240
12,900	Nichias Corp.	223,690
8,800	Nikkon Holdings Co., Ltd.	221,621
9,500	OSG Corp.	194,437
30,700	Penta-Ocean Construction Co., Ltd.	180,224
8,013	Ship Healthcare Holdings, Inc.	303,065
21,100	Sun Frontier Fudousan Co., Ltd.	232,082
6,200	TKC Corp.	218,528
7,377	Toho Holdings Co., Ltd.	180,702
6,487	Zenkoku Hosho Co., Ltd.	227,455
		4,569,377
	LUXEMBOURG — 1.2%
4,530	Befesa S.A. *[1]	198,061

	NETHERLANDS — 3.2%
23,843	ForFarmers N.V.	231,760
3,087	Koninklijke DSM N.V.	288,674
		520,434
	NORWAY — 6.6%
4,281	Aker A.S.A.	301,340
20,517	Atea A.S.A. *	283,510
24,688	Austevoll Seafood A.S.A.	315,275
7,278	Norway Royal Salmon A.S.A.	175,607
		1,075,732
	SPAIN — 1.6%
12,953	Ebro Foods S.A.	266,666
	SWEDEN — 10.2%
103,911	Cloetta A.B. - B Shares	275,639
26,309	Dometic Group A.B. [1]	187,712
24,098	Granges A.B.	231,767

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
8,794	Industrivarden A.B. - C Shares	$181,298
35,907	Kungsleden A.B.	272,576
41,649	Nobina A.B. [1]	285,645
33,447	Scandi Standard A.B.	230,659
		1,665,296
	SWITZERLAND — 2.3%
28,154	EFG International A.G. *	166,951
16,926	OC Oerlikon Corp. A.G. *	218,714
		385,665
	UNITED KINGDOM — 11.9%
37,379	Beazley PLC	242,606
7,656	Clarkson PLC	257,074
26,226	Clipper Logistics PLC	82,751
10,321	Close Brothers Group PLC	201,312
234,207	Coats Group PLC	269,412
55,866	Eurocell PLC	172,925
190,003	Lookers PLC	269,154
21,408	Redrow PLC	163,264
38,723	Safestore Holdings PLC - REIT	293,064
		1,951,562
	Total Common Stocks
	(Cost $16,665,420)	15,739,984

Principal Amount
	SHORT-TERM INVESTMENTS — 3.1%
$506,619	UMB Money Market Fiduciary, 0.25%[2]	506,619
	Total Short-Term Investments
	(Cost $506,619)	506,619
	TOTAL INVESTMENTS — 99.2%
	(Cost $17,172,039)	16,246,603
	Other Assets in Excess of Liabilities — 0.8%	132,177
	TOTAL NET ASSETS — 100.0%	$16,378,780

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $671,418, which represents 4.10% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 5.1%
	CONSUMER STAPLES — 0.9%
850	Kraft Heinz Co.	$40,851
440	PepsiCo, Inc.	49,575
		90,426
	ENERGY — 0.6%
570	Chevron Corp.	65,350
	FINANCIALS — 2.7%
2,790	Ares Capital Corp.	45,477
1,200	Blackstone Group LP	40,440
2,780	Golub Capital BDC, Inc.	50,819
530	JPMorgan Chase & Co.	54,855
1,100	Oaktree Capital Group LLC	44,902
760	Ventas, Inc. - REIT	49,012
		285,505
	HEALTH CARE — 0.4%
340	Johnson & Johnson	45,247
	TECHNOLOGY — 0.5%
570	Texas Instruments, Inc.	57,388
	Total Common Stocks
	(Cost $515,508)	543,916

Principal Amount
	CORPORATE BONDS — 42.7%
	COMMUNICATIONS — 1.1%
$100,000	Pacific Bell Telephone Co. 7.125%, 3/15/2026	113,118
	CONSUMER DISCRETIONARY — 4.3%
150,000	L Brands, Inc. 5.625%, 10/15/2023	148,982
210,000	Stanley Black & Decker, Inc. 7.092% (LIBOR 3 Month+430 basis points), 12/15/2053[1,2]	210,000
100,000	Starbucks Corp. 3.500%, 3/1/2028[1]	97,518
		456,500
	CONSUMER STAPLES — 1.4%
150,000	Kroger Co. 3.700%, 8/1/2027[1]	144,219

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS — 24.1%
$175,000	Apollo Investment Corp. 5.250%, 3/3/2025	$171,038
125,000	Ares Capital Corp. 3.875%, 1/15/2020[1]	125,311
150,000	Bank of America Corp. 6.500% [1,3,4]	161,492
240,000	Charles Schwab Corp. 7.000% [1,3,4]	253,800
50,000	Citigroup, Inc. 6.250% [1,3,4]	51,750
175,000	Goldman Sachs Group, Inc. 5.700% [1,3,4]	175,262
300,000	JPMorgan Chase & Co. 6.750% [1,3,4]	323,343
325,000	M&T Bank Corp. 6.450% [1,3,4]	341,250
	MetLife, Inc.
100,000	5.250% [1,3,4]	100,300
100,000	6.400%, 12/15/2066[1]	107,000
250,000	Northern Trust Corp. 4.600% [1,3,4]	235,937
150,000	Voya Financial, Inc. 5.650%, 5/15/2053[1,3]	145,500
	Wells Fargo & Co.
100,000	6.558% [1,3,4]	100,500
100,000	5.875% [1,3,4]	103,750
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	172,109
		2,568,342
	INDUSTRIALS — 2.8%
100,000	Actuant Corp. 5.625%, 6/15/2022[1]	100,750
75,000	Amphenol Corp. 2.200%, 4/1/2020	74,234
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	126,571
		301,555
	TECHNOLOGY — 5.7%
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	172,197

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$160,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	$160,400
150,000	5.000%, 9/1/2025[1]	148,875
125,000	Motorola Solutions, Inc. 3.500%, 9/1/2021	124,585
		606,057
	UTILITIES — 3.3%
150,000	Dominion Energy, Inc. 5.750%, 10/1/2054[1,3]	150,804
200,000	Southern Co. 5.500%, 3/15/2057[1,3]	198,819
		349,623
	Total Corporate Bonds
	(Cost $4,590,645)	4,539,414

Number of Shares
	EXCHANGE-TRADED FUNDS — 4.2%
5,200	Vanguard Intermediate-Term Corporate Bond ETF	442,832
	Total Exchange-Traded Funds
	(Cost $429,768)	442,832
	PREFERRED STOCKS — 23.3%
	COMMUNICATIONS — 1.5%
6,000	Verizon Communications, Inc. 5.900%, 2/15/2054[1]	156,300
	CONSUMER DISCRETIONARY — 1.2%
5,000	eBay, Inc. 6.000%, 2/1/2056[1]	134,950
	CONSUMER STAPLES — 1.5%
	CHS, Inc.
2,000	7.100% [1,3,4]	52,440
4,000	7.500% [1,4]	107,840
		160,280
	FINANCIALS — 18.6%
7,000	American Financial Group, Inc. 6.250%, 9/30/2054[1]	180,110
4,000	Bank of America Corp. 6.625% [1,4]	103,240
5,000	Capital One Financial Corp. 6.700% [1,4]	129,000

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
2,000	Charles Schwab Corp. 6.000% [1,4]	$52,440
	Citigroup, Inc.
3,000	6.875% [1,4]	75,000
1,900	6.875% [1,3,4]	49,400
2,500	Fifth Third Bancorp 6.625% [1,3,4]	67,125
4,000	Goldman Sachs Group, Inc. 6.300% [1,4]	104,480
2,246	Hartford Financial Services Group, Inc. 7.875%, 4/15/2042[1,3]	64,168
1,500	JPMorgan Chase & Co. 6.700% [1,4]	37,815
2,000	KeyCorp 6.125% [1,3,4]	54,300
	Morgan Stanley
5,000	6.625% [1,4]	127,300
1,800	7.125% [1,3,4]	50,040
4,000	Newtek Business Services Corp. 6.250%, 3/1/2023[1]	102,800
	Oaktree Capital Group LLC
2,000	6.550% [1,4]	49,360
4,200	6.625% [1,4]	104,076
2,276	PNC Financial Services Group, Inc. 6.125% [1,3,4]	59,973
	Public Storage
2,500	6.000% [1,4]	64,250
8,500	6.375% [1,4]	215,050
7,000	State Street Corp. 6.000% [1,4]	181,510
1,232	U.S. Bancorp 6.500% [1,3,4]	33,486
2,454	Zions Bancorp N.A. 6.950%, 9/15/2028[1,3]	71,522
		1,976,445
	UTILITIES — 0.5%
2,000	Southern Co. 6.250%, 10/15/2075[1]	52,380
	Total Preferred Stocks
	(Cost $2,537,357)	2,480,355

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	U.S. TREASURY SECURITIES — 17.6%
	United States Treasury Note
$150,000	1.375%, 9/30/2023	$142,951
150,000	2.125%, 9/30/2024	147,217
200,000	1.625%, 5/15/2026	187,844
650,000	2.250%, 8/15/2027	632,506
375,000	5.375%, 2/15/2031	477,963
225,000	United States Treasury Bond 4.375%, 5/15/2041	278,007
	Total U.S. Treasury Securities
	(Cost $1,885,866)	1,866,488
	SHORT-TERM INVESTMENTS — 8.1%
465,798	UMB Money Market Fiduciary, 0.25% [5]	465,798
200,000	United States Treasury Bill, 0.00%, 2/21/19	199,740
200,000	United States Treasury Bill, 0.00%, 6/13/19	198,251
	Total Short-Term Investments
	(Cost $863,818)	863,789
	TOTAL INVESTMENTS — 101.0%
	(Cost $10,822,962)	10,736,794
	Liabilities in Excess of Other Assets — (1.0)%	(102,301)
	TOTAL NET ASSETS — 100.0%	$10,634,493

LP – Limited Partnership

REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Floating rate security.
[3]	Variable rate security.
[4]	Perpetual security. Maturity date is not applicable.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2019 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Advisory Research Funds are diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, and International Small Cap Value Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the International Small Cap Value Fund commenced investment operations on March 31, 2010, and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Income Partnership”). This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Income Partnership on December 31, 2012. The investment portfolio of the Income Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund. For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	International Small Cap Value Fund	Strategic Income Fund
Cost of investments	$8,204,477	$27,918,953	$17,710,298	$10,828,808

Gross unrealized appreciation	$2,652,623	$2,759,184	$488,054	$134,922
Gross unrealized depreciation	(170,998)	(3,062,427)	(1,951,749)	(226,936)
Net unrealized appreciation (depreciation) on investments	$2,481,625	$(303,243)	$(1,463,695)	$(92,014)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2019, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$10,450,505	$-	$-	$10,450,505
Short-Term Investments	235,597	-	-	235,597
Total Investments	$10,686,102	$-	$-	$10,686,102

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$417,473	$-	$417,473
Consumer Discretionary	1,274,743	1,993,665	-	3,268,408
Consumer Staples	1,335,285	608,281	-	1,943,566
Energy	1,132,294	614,130	-	1,746,424
Financials	1,812,372	7,909,042	-	9,721,414
Health Care	248,343	313,625	-	561,968
Industrials	-	1,986,164	-	1,986,164
Materials	426,487	2,235,918	-	2,662,405
Technology	213,801	3,087,231	-	3,301,032
Utilities	-	1,345,124	-	1,345,124
Total Common Stocks	6,443,325	20,510,653	-	26,953,978
Short-Term Investments	661,732	-	-	661,732
Total Investments	$7,105,057	$20,510,653	$-	$27,615,710

*	The Fund did not hold any Level 3 securities at period end.

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$310,494	$-	$310,494
Consumer Discretionary	538,566	2,310,611	-	2,849,177
Consumer Staples	406,266	1,837,092	-	2,243,358
Energy	-	218,266	-	218,266
Financials	293,064	2,619,087	-	2,912,151
Health Care	-	1,195,590	-	1,195,590
Industrials	455,136	2,232,347	-	2,687,483
Materials	-	2,323,860	-	2,323,860
Technology	-	999,605	-	999,605
Total Common Stocks	1,693,032	14,046,952	-	15,739,984
Short-Term Investments	506,619	-	-	506,619
Total Investments	$2,199,650	$14,046,952	$-	$16,246,603

*	The Fund did not hold any Level 3 securities at period end.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$543,916	$-	$-	$543,916
Corporate Bonds[1]	-	4,539,414	-	4,539,414
Exchange-Traded Funds	442,832	-	-	442,832
Preferred Stocks[1]	2,480,355	-	-	2,480,355
U.S. Treasury Securities	-	1,866,488	-	1,866,488
Short-Term Investments	465,798	397,991	-	863,789
Total Investments	$3,932,901	$6,803,893	$-	$10,736,794

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/01/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/01/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/01/19